Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	Rate	2022	2021

Cash and banks – Brazil		99	100
Cash and banks – Abroad	(*)	79	3,481
Short-term investments - Brazil	(**)	3,573	4,598
Short-term investments - Abroad	(***)	-	95
		3,751	8,274
(*)	As of December 31, 2022, refers to (i) funds from the Éxito Group, of which R$79 are denominated in the United States of America in US Dollars (R$126 in Argentine pesos, R$366 in Uruguayan pesos and R$2,905 in Colombian pesos on December 31, 2021); (ii) including R$84 deposited in the United States of America in US Dollars
(**)	Refers substantially to highly liquid investments bearing interest at a weighted average rate of 101,38% (93.51% on December 31, 2021) of the Brazilian Interbank Deposit Certificate ("CDI")
(***)	Refers to funds invested abroad, of which R$1 are denominated in Uruguayan pesos and R$34 are denominated in Colombia pesos (R$1 in Uruguay and R$94 in Colombia on December 31, 2021).